Taxation - Schedule of Reconciliation Between the Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between the Provision for Income Taxes [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(2.40%)	(1.10%)	22.30%
Effect of preferential tax rate	(10.90%)	(7.90%)	53.30%
Non-deductible items	0.30%	(0.10%)	0.90%
Effect of additional R&D deduction			(9.00%)
Tax effect on deferred offering costs		0.60%	(32.30%)
Change in valuation allowance	(11.00%)	(13.10%)	5.00%
Effective tax rate	1.00%	3.40%	65.20%